Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000096664
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,687	$ 14,483	$ 14,280	$ 14,046	$ 13,942	$ 13,774	$ 13,896	$ 13,731	$ 13,725	$ 13,719	$ 13,276	$ 12,712	$ 12,924	$ 13,074	$ 13,039	$ 12,883	$ 12,698	$ 12,846	$ 12,753	$ 12,543	$ 12,752	$ 12,310	$ 12,422	$ 12,163	$ 11,788	$ 12,229	$ 12,554	$ 11,838	$ 12,676	$ 12,594	$ 13,027	$ 13,116	$ 13,206	$ 13,549	$ 13,302	$ 13,419	$ 13,452	$ 13,458	$ 13,408	$ 13,386	$ 13,254	$ 13,204	$ 13,073	$ 13,051	$ 13,030	$ 13,036	$ 12,854	$ 12,460	$ 12,360	$ 12,524	$ 12,450	$ 11,798	$ 11,831	$ 11,288	$ 10,852	$ 12,067	$ 12,277	$ 12,306	$ 12,129	$ 12,081	$ 12,033	$ 11,986	$ 11,913	$ 11,840	$ 11,519	$ 11,670	$ 11,524	$ 11,423	$ 11,224	$ 10,733	$ 10,975	$ 11,045	$ 11,235	$ 11,184	$ 11,087	$ 10,965	$ 10,939	$ 10,938	$ 10,866	$ 10,958	$ 11,074	$ 11,004	$ 11,004	$ 10,981	$ 10,958	$ 10,886	$ 10,860	$ 10,721	$ 10,717	$ 10,649	$ 10,536	$ 10,556	$ 10,422	$ 10,268	$ 10,121	$ 10,142	$ 10,164	$ 10,099	$ 9,884	$ 9,653	$ 9,593	$ 9,555	$ 9,263	$ 9,014	$ 8,997	$ 9,104	$ 9,295	$ 9,444	$ 9,176	$ 9,420	$ 9,601	$ 9,618	$ 9,758	$ 9,755	$ 9,649	$ 9,662	$ 9,477	$ 9,431	$ 9,562	$ 9,653	$ 9,550
C000096666
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 14,218	14,030	13,843	13,626	13,534	13,380	13,475	13,355	13,357	13,360	12,938	12,397	12,611	12,766	12,740	12,596	12,394	12,547	12,494	12,297	12,479	12,084	12,202	11,956	11,596	12,009	12,336	11,669	12,501	12,429	12,863	12,932	13,028	13,376	13,140	13,293	13,334	13,348	13,308	13,295	13,145	13,132	13,011	12,997	12,984	12,999	12,826	12,415	12,350	12,496	12,430	11,814	11,827	11,318	10,889	12,087	12,305	12,367	12,173	12,132	12,118	12,078	11,988	11,924	11,608	11,768	11,628	11,533	11,364	10,851	11,102	11,204	11,404	11,336	11,245	11,153	11,134	11,140	11,050	11,151	11,276	11,236	11,219	11,226	11,210	11,120	11,123	10,988	10,992	10,906	10,797	10,847	10,694	10,565	10,399	10,450	10,457	10,396	10,182	9,951	9,917	9,884	9,567	9,339	9,305	9,422	9,626	9,807	9,536	9,795	9,989	9,993	10,165	10,148	10,044	10,064	9,898	9,857	10,000	10,081	10,000
C000148125
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,744	15,522	15,300	15,046	14,931	14,748	14,874	14,694	14,684	14,674	14,196	13,590	13,813	13,971	13,929	13,759	13,558	13,713	13,611	13,384	13,603	13,128	13,245	12,965	12,562	13,030	13,371	12,606	13,495	13,404	13,861	13,953	14,045	14,406	14,140	14,262	14,293	14,295	14,239	14,211	14,068	14,041	13,899	13,844	13,819	13,822	13,655	13,205	13,124	13,267	13,186	12,520	12,524	11,946	11,482	12,764	12,984	13,038	12,822	12,768	12,741	12,661	12,581	12,501	12,159	12,316	12,159	12,050	11,864	11,344	11,570	11,667	11,864	11,809	11,703	11,572	11,542	11,538	11,460	11,530	11,649	11,598	11,570	11,568	11,541	11,439	11,433	11,285	11,279	11,182	11,062	11,105	10,940	10,800	10,645	10,666	10,664	10,594	10,367	10,124	10,082	10,018	9,711	9,472	9,430	9,542	9,741	9,895	9,613	9,889	10,056	10,073	10,217	10,212	10,098	10,131	9,935	9,884	10,019	10,091	10,000
C000113857
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 15,666	15,447	15,228	14,976	14,862	14,681	14,774	14,629	14,620	14,610	14,137	13,535	13,757	13,914	13,874	13,706	13,474	13,629	13,560	13,335	13,522	13,082	13,199	12,922	12,523	12,958	13,299	12,570	13,424	13,365	13,821	13,884	13,977	14,339	14,075	14,226	14,258	14,262	14,206	14,180	14,009	13,983	13,842	13,816	13,792	13,796	13,602	13,155	13,075	13,247	13,139	12,477	12,481	11,934	11,472	12,724	12,944	12,999	12,784	12,758	12,705	12,653	12,548	12,495	12,155	12,287	12,132	12,024	11,839	11,321	11,548	11,645	11,844	11,764	11,660	11,556	11,527	11,524	11,422	11,517	11,638	11,563	11,561	11,559	11,534	11,432	11,403	11,279	11,274	11,176	11,056	11,076	10,934	10,794	10,616	10,659	10,658	10,588	10,361	10,118	10,076	10,034	9,705	9,466	9,424	9,535	9,734	9,887	9,627	9,880	10,068	10,063	10,228	10,224	10,090	10,124	9,929	9,879	10,015	10,089	10,000
C000096667
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,574,069	1,551,960	1,529,966	1,504,628	1,493,206	1,474,999	1,487,663	1,469,764	1,468,855	1,467,881	1,420,264	1,359,783	1,382,181	1,397,934	1,393,883	1,376,979	1,353,746	1,369,256	1,362,252	1,339,581	1,358,407	1,314,161	1,325,843	1,297,983	1,257,818	1,301,510	1,335,801	1,262,525	1,351,396	1,342,431	1,388,150	1,394,424	1,403,715	1,442,898	1,413,392	1,428,555	1,431,802	1,432,119	1,426,519	1,423,864	1,406,694	1,404,036	1,389,867	1,387,201	1,384,728	1,385,052	1,365,488	1,320,561	1,312,517	1,329,673	1,318,799	1,252,272	1,252,696	1,197,738	1,151,358	1,276,971	1,301,703	1,304,464	1,282,818	1,280,133	1,274,803	1,269,507	1,261,506	1,253,550	1,219,340	1,232,500	1,216,848	1,205,946	1,187,348	1,135,321	1,157,991	1,167,693	1,187,509	1,179,440	1,168,883	1,158,363	1,155,398	1,155,002	1,147,217	1,154,191	1,166,171	1,161,056	1,158,356	1,158,114	1,155,459	1,145,262	1,144,621	1,129,772	1,129,136	1,119,363	1,107,301	1,111,515	1,094,932	1,080,841	1,065,222	1,067,254	1,067,055	1,060,006	1,037,258	1,012,839	1,008,617	1,004,336	971,318	947,293	943,067	954,153	973,953	989,314	963,249	988,616	1,007,313	1,006,827	1,021,212	1,020,770	1,009,440	1,010,649	993,190	986,114	1,001,651	1,008,963	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,448	1,184,587	1,167,806	1,141,152	1,130,450	1,111,605	1,140,410	1,129,976	1,146,169	1,149,325	1,106,952	1,058,994	1,075,974	1,104,029	1,111,126	1,111,901	1,115,881	1,128,165	1,121,369	1,093,589	1,122,615	1,089,110	1,094,045	1,055,238	1,069,085	1,117,362	1,149,853	1,122,427	1,140,316	1,133,011	1,177,702	1,211,356	1,225,023	1,251,996	1,255,208	1,251,505	1,251,850	1,262,783	1,265,192	1,251,202	1,242,472	1,238,426	1,228,719	1,244,256	1,262,487	1,271,604	1,269,854	1,257,515	1,263,155	1,263,848	1,274,133	1,255,381	1,247,523	1,241,742	1,220,054	1,227,276	1,205,577	1,182,814	1,183,639	1,184,242	1,180,686	1,187,008	1,157,027	1,154,488	1,140,170	1,120,283	1,119,996	1,098,895	1,099,532	1,087,978	1,068,351	1,062,011	1,070,470	1,077,408	1,070,520	1,070,265	1,071,583	1,063,989	1,071,962	1,065,131	1,075,324	1,087,853	1,082,883	1,084,275	1,083,647	1,088,833	1,079,153	1,074,529	1,075,612	1,067,396	1,059,222	1,059,778	1,052,703	1,050,641	1,049,161	1,074,579	1,082,862	1,083,497	1,084,737	1,077,922	1,058,896	1,058,624	1,054,576	1,044,988	1,037,627	1,023,542	1,026,860	1,029,580	1,029,409	1,022,493	1,023,963	1,016,894	1,028,104	1,030,586	1,034,297	1,029,516	1,039,288	1,017,943	1,016,992	1,009,828	1,000,000
DWS Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 16,209	15,949	15,699	15,397	15,250	15,079	15,231	15,052	15,007	15,004	14,470	13,839	14,014	14,180	14,138	13,939	13,716	13,848	13,714	13,563	13,740	13,223	13,322	13,079	12,717	13,244	13,576	12,806	13,740	13,706	14,218	14,361	14,486	14,892	14,616	14,770	14,797	14,794	14,711	14,659	14,462	14,421	14,264	14,239	14,190	14,136	13,871	13,336	13,276	13,415	13,283	12,681	12,562	12,016	11,576	13,120	13,327	13,326	13,054	13,018	12,988	12,947	12,897	12,831	12,524	12,685	12,510	12,389	12,183	11,648	11,909	12,018	12,218	12,148	12,060	11,927	11,886	11,888	11,809	11,883	11,994	11,918	11,883	11,915	11,869	11,763	11,766	11,632	11,620	11,517	11,388	11,412	11,237	11,088	10,874	10,918	10,883	10,814	10,578	10,317	10,207	10,134	9,744	9,332	9,289	9,438	9,688	9,909	9,646	9,900	10,079	10,141	10,298	10,267	10,146	10,200	9,962	9,894	10,042	10,114	10,000
DWS Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 16,209	15,949	15,699	15,397	15,250	15,079	15,231	15,052	15,007	15,004	14,470	13,839	14,014	14,180	14,138	13,939	13,716	13,848	13,714	13,563	13,740	13,223	13,322	13,079	12,717	13,244	13,576	12,806	13,740	13,706	14,218	14,361	14,486	14,892	14,616	14,770	14,797	14,794	14,711	14,659	14,462	14,421	14,264	14,239	14,190	14,136	13,871	13,336	13,276	13,415	13,283	12,681	12,562	12,016	11,576	13,120	13,327	13,326	13,054	13,018	12,988	12,947	12,897	12,831	12,524	12,685	12,510	12,389	12,183	11,648	11,909	12,018	12,218	12,148	12,060	11,927	11,886	11,888	11,809	11,883	11,994	11,918	11,883	11,915	11,869	11,763	11,766	11,632	11,620	11,517	11,388	11,412	11,237	11,088	10,874	10,918	10,883	10,814	10,578	10,317	10,207	10,134	9,744	9,332	9,289	9,438	9,688	9,909	9,646	9,900	10,079	10,141	10,298	10,267	10,146	10,200	9,962	9,894	10,042	10,114	10,000
DWS Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 16,209	15,949	15,699	15,397	15,250	15,079	15,231	15,052	15,007	15,004	14,470	13,839	14,014	14,180	14,138	13,939	13,716	13,848	13,714	13,563	13,740	13,223	13,322	13,079	12,717	13,244	13,576	12,806	13,740	13,706	14,218	14,361	14,486	14,892	14,616	14,770	14,797	14,794	14,711	14,659	14,462	14,421	14,264	14,239	14,190	14,136	13,871	13,336	13,276	13,415	13,283	12,681	12,562	12,016	11,576	13,120	13,327	13,326	13,054	13,018	12,988	12,947	12,897	12,831	12,524	12,685	12,510	12,389	12,183	11,648	11,909	12,018	12,218	12,148	12,060	11,927	11,886	11,888	11,809	11,883	11,994	11,918	11,883	11,915	11,869	11,763	11,766	11,632	11,620	11,517	11,388	11,412	11,237	11,088	10,874	10,918	10,883	10,814	10,578	10,317	10,207	10,134	9,744	9,332	9,289	9,438	9,688	9,909	9,646	9,900	10,079	10,141	10,298	10,267	10,146	10,200	9,962	9,894	10,042	10,114	10,000
DWS Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 16,209	15,949	15,699	15,397	15,250	15,079	15,231	15,052	15,007	15,004	14,470	13,839	14,014	14,180	14,138	13,939	13,716	13,848	13,714	13,563	13,740	13,223	13,322	13,079	12,717	13,244	13,576	12,806	13,740	13,706	14,218	14,361	14,486	14,892	14,616	14,770	14,797	14,794	14,711	14,659	14,462	14,421	14,264	14,239	14,190	14,136	13,871	13,336	13,276	13,415	13,283	12,681	12,562	12,016	11,576	13,120	13,327	13,326	13,054	13,018	12,988	12,947	12,897	12,831	12,524	12,685	12,510	12,389	12,183	11,648	11,909	12,018	12,218	12,148	12,060	11,927	11,886	11,888	11,809	11,883	11,994	11,918	11,883	11,915	11,869	11,763	11,766	11,632	11,620	11,517	11,388	11,412	11,237	11,088	10,874	10,918	10,883	10,814	10,578	10,317	10,207	10,134	9,744	9,332	9,289	9,438	9,688	9,909	9,646	9,900	10,079	10,141	10,298	10,267	10,146	10,200	9,962	9,894	10,042	10,114	10,000
DWS Index: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 1,620,939	$ 1,594,877	$ 1,569,905	$ 1,539,691	$ 1,524,972	$ 1,507,862	$ 1,523,092	$ 1,505,163	$ 1,500,720	$ 1,500,432	$ 1,447,032	$ 1,383,858	$ 1,401,357	$ 1,418,019	$ 1,413,813	$ 1,393,892	$ 1,371,582	$ 1,384,772	$ 1,371,408	$ 1,356,338	$ 1,373,962	$ 1,322,279	$ 1,332,218	$ 1,307,893	$ 1,271,714	$ 1,324,396	$ 1,357,576	$ 1,280,638	$ 1,374,033	$ 1,370,552	$ 1,421,764	$ 1,436,078	$ 1,448,614	$ 1,489,222	$ 1,461,635	$ 1,476,968	$ 1,479,673	$ 1,479,362	$ 1,471,132	$ 1,465,907	$ 1,446,218	$ 1,442,055	$ 1,426,449	$ 1,423,924	$ 1,419,033	$ 1,413,580	$ 1,387,091	$ 1,333,633	$ 1,327,643	$ 1,341,548	$ 1,328,271	$ 1,268,093	$ 1,256,160	$ 1,201,649	$ 1,157,636	$ 1,312,045	$ 1,332,702	$ 1,332,645	$ 1,305,360	$ 1,301,805	$ 1,298,789	$ 1,294,683	$ 1,289,652	$ 1,283,080	$ 1,252,370	$ 1,268,495	$ 1,250,992	$ 1,238,853	$ 1,218,282	$ 1,164,790	$ 1,190,905	$ 1,201,814	$ 1,221,831	$ 1,214,771	$ 1,206,036	$ 1,192,710	$ 1,188,604	$ 1,188,772	$ 1,180,916	$ 1,188,252	$ 1,199,435	$ 1,191,793	$ 1,188,329	$ 1,191,508	$ 1,186,877	$ 1,176,322	$ 1,176,639	$ 1,163,193	$ 1,161,960	$ 1,151,716	$ 1,138,827	$ 1,141,224	$ 1,123,706	$ 1,108,825	$ 1,087,444	$ 1,091,750	$ 1,088,349	$ 1,081,355	$ 1,057,794	$ 1,031,736	$ 1,020,670	$ 1,013,359	$ 974,423	$ 933,173	$ 928,853	$ 943,783	$ 968,763	$ 990,863	$ 964,645	$ 990,027	$ 1,007,864	$ 1,014,085	$ 1,029,771	$ 1,026,749	$ 1,014,553	$ 1,019,960	$ 996,196	$ 989,402	$ 1,004,172	$ 1,011,351	$ 1,000,000